CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Capital Stock	Options	Warrants reserve	Deficit	Restricted Share Units Reserves	Investment Rights Reserves	Total
Balance at beginning of period at Dec. 31, 2019	$ 99,185	$ 10,711	$ 2,874	$ (101,163)			$ 11,607
Balance at beginning of period (shares) at Dec. 31, 2019	33,700,515
Private placements	$ 87,762						87,762
Private placements (shares)	12,950,844
Share issue costs	$ (3,853)						(3,853)
Flow-through share premium	(8,480)						(8,480)
Shares issued upon property acquisition	$ 59,400						59,400
Shares issued upon property acquisition (shares)	5,625,000
Warrants issued upon property acquisition			11,326				11,326
Exercise of options	$ 1,755	(744)					1,011
Exercise of options (shares)	507,278
Exercise of warrants	$ 5,571						5,571
Exercise of warrants (Shares)	1,401,862
Share-based payments		4,918					4,918
Profit (loss)				(60,311)			(60,311)
Balance at end of period at Dec. 31, 2020	$ 241,340	14,885	14,200	(161,474)			108,951
Balance at end of period (shares) at Dec. 31, 2020	54,185,499
Private placements	$ 131,960						131,960
Private placements (shares)	8,558,985
Share issue costs	$ (3,225)						(3,225)
Flow-through share premium	(23,968)						(23,968)
Exercise of options	$ 13,375	(5,085)					8,290
Exercise of options (shares)	2,448,237
Share-based payments		13,910			$ 198		14,108
Tahltan Investment rights	$ 2,500					$ 2,500	5,000
Tahltan Investment rights (shares)	199,642
Profit (loss)				(117,567)			(117,567)
Balance at end of period at Dec. 31, 2021	$ 361,982	$ 23,710	$ 14,200	$ (279,041)	$ 198	$ 2,500	$ 123,549
Balance at end of period (shares) at Dec. 31, 2021	65,392,363